Loan Operations and Lease Operations Portfolio - Summary of Loan Operations and Lease Operations by Type (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	R$ 493,367	R$ 490,366
Allowance for loan and lease losses	(27,895)	(26,972)	R$ (26,844)	R$ (22,392)
Total loan operations and lease operations, net of allowance for loan and lease losses	465,472	463,394
Corporate loans [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	107,617	121,754
Allowance for loan and lease losses	(6,958)	(5,862)	(6,459)	(3,114)
Small and medium businesses [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	59,453	58,935
Allowance for loan and lease losses	(3,819)	(4,743)	(4,809)	(5,158)
Foreign [Member] | Foreign loans - Latin America [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	136,144	126,530
Allowance for loan and lease losses	(4,126)	(2,108)	(859)	(735)
Individuals [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	190,153	183,147
Allowance for loan and lease losses	(12,992)	(14,259)	(14,717)	(13,385)
Individuals [Member] | Vehicles [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	14,083	15,434
Allowance for loan and lease losses	(550)	(644)	(874)	(1,469)
Individuals [Member] | Credit Card [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	66,650	59,022
Allowance for loan and lease losses	(3,469)	(3,693)	(4,141)	(3,740)
Individuals [Member] | Personal loan [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	25,193	25,813
Allowance for loan and lease losses	(6,844)	(7,756)	(8,330)	(7,024)
Individuals [Member] | Payroll loans [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	44,419	44,636
Allowance for loan and lease losses	(2,082)	(2,108)	(1,319)	(1,107)
Individuals [Member] | Mortgages [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	39,808	38,242
Allowance for loan and lease losses	R$ (47)	R$ (58)	R$ (53)	R$ (45)